Group statement of comprehensive income - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2021		Jun. 30, 2020
Statement of comprehensive income [abstract]
Profit after tax for the period		$ 13,068		$ 3,451
Items that will not be reclassified to profit or loss:
Actuarial gains/(losses) on post-retirement benefit plans		712		(283)
Changes in the fair value of equity investments held at fair value through other comprehensive income (FVOCI)		12		(4)
Tax relating to these components of other comprehensive income		(219)		75
Share of other comprehensive income/(losses) of equity accounted units, net of tax		12		(6)
Items that will not be reclassified to profit or loss		517		(218)
Items that have been/may be subsequently reclassified to profit or loss:
Currency translation adjustment	[1]	(365)		(945)
Fair value movements:
– Cash flow hedge (losses)/gains		(142)		69
– Cash flow hedge (gains)/losses transferred to the income statement		(20)		21
Net change in costs of hedging		(20)		10
Tax relating to these components of other comprehensive loss/(income)		55		(46)
Share of other comprehensive income/(losses) of equity accounted units, net of tax		10		(32)
Other comprehensive income/(loss) for the period, net of tax		35		(1,141)
Total comprehensive income for the period		13,103	[2]	2,310	[3]
– attributable to owners of Rio Tinto		12,342		2,289
– attributable to non-controlling interests		$ 761		$ 21

[1]	Excludes a currency translation loss of US$82 million for the period ended 30 June 2021 (30 June 2020: loss of US$75 million) arising on Rio Tinto Limited’s share capital, which is recognised in the Group statement of changes in equity on pages F-6 and F-7.
[2]	Refer to Group statement of comprehensive income for further details.
[3]	Refer to Group statement of comprehensive income for further details.